Intangible assets and goodwill - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	$ 1,312,427
Intangible assets other than goodwill	1,347,709	$ 1,312,427
Cash-settled additions	238,463
Additions to intangible assets	(681,204)	(104,971)	$ (194,108)
Operating Activities
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash-settled additions	442,741
Investing Activities
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash-settled additions		104,971
Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	136,225
Intangible assets other than goodwill	202,744	136,225
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	984
Intangible assets other than goodwill	725	984
Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	1,175,218
Intangible assets other than goodwill	1,144,240	1,175,218
Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	1,695,006	1,318,659
Additions	313,244	462,731
Effect of foreign currency exchange rate differences	(210,134)	(86,384)
Replacement cost development project	(10,007)
Intangible assets other than goodwill	1,788,109	1,695,006	1,318,659
Acquisition cost | Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	151,884	44,002
Additions	95,213	112,844
Effect of foreign currency exchange rate differences	(19,490)	(4,962)
Replacement cost development project	(10,007)
Intangible assets other than goodwill	217,600	151,884	44,002
Acquisition cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	1,267	1,343
Additions	0	11
Effect of foreign currency exchange rate differences	(153)	(87)
Replacement cost development project	0
Intangible assets other than goodwill	1,114	1,267	1,343
Acquisition cost | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	1,541,855	1,273,314
Additions	218,031	349,876
Effect of foreign currency exchange rate differences	(190,491)	(81,335)
Replacement cost development project	0
Intangible assets other than goodwill	1,569,395	1,541,855	1,273,314
Depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	(382,579)	(209,388)
Effect of foreign currency exchange rate differences	45,035	15,185
Amortization expense	(102,856)	(188,376)
Intangible assets other than goodwill	(440,400)	(382,579)	(209,388)
Depreciation and impairment | Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	(15,659)	(16,246)
Effect of foreign currency exchange rate differences	2,014	1,612
Amortization expense	(1,211)	(1,025)
Intangible assets other than goodwill	(14,856)	(15,659)	(16,246)
Depreciation and impairment | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	(283)	(138)
Effect of foreign currency exchange rate differences	38	12
Amortization expense	(144)	(157)
Intangible assets other than goodwill	(389)	(283)	(138)
Depreciation and impairment | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	(366,637)	(193,004)
Effect of foreign currency exchange rate differences	42,983	13,561
Amortization expense	(101,501)	(187,194)
Intangible assets other than goodwill	$ (425,155)	$ (366,637)	$ (193,004)